SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net loss before income taxes	$ 329	$ 1,786
Income tax expense	86	110
SINGAPORE
Net loss before income taxes	$ 690	$ 1,859
Statutory income tax rate	17.00%	17.00%
Income tax expense at statutory rate	$ 117	$ 316
Tax effect of non-taxable expenses	44	(84)
Tax holiday	(100)	(139)
Others	25	17
Income tax expense	86	110
MALAYSIA
Net loss before income taxes	$ (90)	$ (73)
Statutory income tax rate	24.00%	24.00%
Income tax expense at statutory rate	$ (22)	$ (18)
Tax effect of non-taxable expenses
Tax holiday	22	18
Others
Income tax expense